Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net profit	$ 608,114	$ 514,097	$ 348,054
Adjustments for:
Income tax expense	97,674	97,005	40,176
Finance cost	84,493	158,216	87,631
Finance income	(58,912)	(50,208)	(18,030)
Depreciation and amortization	330,710	306,114	267,704
Disposal of non financial assets	2,907	847	(2,458)
Impairment of financial assets	(1,313)	(201)	2,408
Allowance for obsolescence	0	0	80
Share-based compensation expense	5,483	4,359	5,155
Unrealized (gains) losses in fair value of derivatives	(1,410)	98,347	(17,189)
Unrealized loss on investment	(5,894)	(6,338)	4,252
Net foreign exchange differences	29,038	11,117	25,330
Provisions	(17,060)	0	0
Change in:
Accounts receivable	(15,009)	(27,199)	(51,318)
Accounts receivable from related parties	(449)	(359)	(336)
Other current assets	(1,720)	(23,145)	(47,436)
Other assets	(11,167)	(7,219)	(10,874)
Accounts payable	46,387	19,143	46,982
Accounts payable from related parties	396	224	(6,945)
Air traffic liability	10,039	(39,950)	94,474
Frequent flyer deferred revenue	7,249	13,289	16,413
Other liabilities	5,790	40,266	33,317
Cash from operating activities	1,115,346	1,108,405	817,390
Income tax paid	(115,721)	(55,414)	(26,353)
Interest paid	(61,038)	(50,931)	(44,761)
Interest received	58,262	42,726	12,267
Net cash from operating activities	996,849	1,044,786	758,543
Investing activities
Acquisition of investments	(569,787)	(644,909)	(763,842)
Proceeds from redemption and sale of investments	709,725	698,580	749,576
Advance payments on aircraft purchase contracts	0	(200,000)	(377,670)
Reimbursement of advance payments on aircraft purchase contracts	160,302	228,111	105,381
Acquisition of property and equipment	(626,161)	(600,175)	(254,561)
Proceeds from sale of property and equipment	12,958	5,095	7,426
Acquisition of intangible assets	(30,179)	(29,697)	(18,461)
Net cash used in investing activities	(343,142)	(542,995)	(552,151)
Financing activities
Payment of convertible notes	0	(350,001)	0
Proceeds from new borrowings	414,587	428,310	222,481
Payments on loans and borrowings	(216,649)	(152,254)	(249,519)
Payment of lease liability	(61,140)	(79,999)	(79,017)
Repurchase of treasury shares	(87,308)	(105,932)	(167,639)
Dividends paid	(269,139)	(134,152)	0
Net cash used in financing activities	(219,649)	(394,028)	(273,694)
Net increase (decrease) in cash and cash equivalents	434,058	107,763	(67,302)
Cash and cash equivalents at January 1	206,375	122,424	211,081
Effect of exchange rate change on cash	(27,120)	(23,812)	(21,355)
Cash and cash equivalents at December 31	$ 613,313	$ 206,375	$ 122,424